Charter arrangements, Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Vessel Counterparty	Dec. 31, 2019 USD ($) Vessel Counterparty	Dec. 31, 2018 Vessel Counterparty
Charter arrangements [Abstract]
Deferred shipping revenues | $	$ 16,236	$ 930
Concentration of Risk [Abstract]
Number of vessels	27	27	27
Number of counterparties | Counterparty	10	4	4
Time Charters [Member]
Concentration of Risk [Abstract]
Number of vessels	18	5	5
Spot Market [Member]
Concentration of Risk [Abstract]
Number of vessels	9	22	22